CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

As of September 30, 2022 and December 31, 2021, the Company had the following convertible notes, net of debt discount outstanding:

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,779,421)
Debt accretion	1,622,730
Balance, September 30, 2022	$1,648,795

During the year ended December 31, 2021, the Company recognized interest and accretion expense of $116,676 (2020 - $Nil) in the consolidated statements of operations.

	December 31, 2021	December 31, 2020
Convertible notes issued - original securities	$1,174,945	$-
Issuance costs	(105,745)	-
Debt discount	(964,153)	-
Debt accretion	90,611	-
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)	-
Convertible notes issued - new securities, outstanding at December 31, 2021	7,456,039	-
Issuance costs	(671,044)
Debt discount	(6,784,995)	-
Debt accretion	26,065	-
Convertible notes, net of debt discount	$26,065	$-

SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT

	September 30, 2022	December 31, 2021
Convertible notes - total principal	$14,771,177	$7,482,104
Unamortized issuance costs and discount	(13,122,382)	(7,456,039)
Convertible notes, net of debt discount	$1,648,795	$26,065